Fees Summary	Jul. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 317,566.32
Previously Paid Amount	0.00
Total Fee Amount	43.86
Total Offset Amount	43.86
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A